Business Combination and Others - Additional Information (Detail) ₨ in Millions, $ in Millions		6 Months Ended		12 Months Ended
	Sep. 21, 2020 TPA MW Mines	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Jul. 28, 2019 INR (₨)
Statement [LineItems]
Thermal power capacity | MW	100
Global Coke Plant [Member] | Sindhudurg [member]
Statement [LineItems]
Business combination cash consideration | ₨						₨ 335
Ferro Alloys Corporation Limited [Member]
Statement [LineItems]
Proportion of ownership interest in subsidiary	90.00%
Capacity of the plant | TPA	72,000
Number of chrome mines owned | Mines	2
Revenue of acquiree since acquisition date		₨ 2,740	$ 37
Profit of acquiree since acquisition date		₨ 1,628	$ 22
Revenue of combined entity as if combination occurred at beginning of period				₨ 870,867	$ 11,907
Profit of combined entity as if combination occurred at beginning of period				166,237	2,273
Acquisition costs				₨ 28	$ 0